Other Non-current Assets (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Aug. 12, 2025 USD ($)	Aug. 12, 2025 CNY (¥)	May 15, 2025 USD ($)	May 15, 2025 CNY (¥)	Apr. 21, 2025 USD ($)	Apr. 21, 2025 CNY (¥)	Apr. 10, 2025 CNY (¥)
Other Non-Current Assets [Line Items]
Amortization, term	3 years
Amortization expense	$ 1,352
Cash collateral	25,019		26,865
Totaling price (in Yuan Renminbi)	30,821		$ 11,458
Shanghai Cuhong Auto Services Co., Ltd. [Member]
Other Non-Current Assets [Line Items]
Cash collateral				$ 1,000	¥ 7.2	$ 1,000	¥ 7.2	$ 2,100	¥ 14.6
Cloud Infrastructure Support [Member]
Other Non-Current Assets [Line Items]
Amount paid on agreements	5,700	¥ 41.2
Artificial Intelligence Platform [Member]
Other Non-Current Assets [Line Items]
Amount paid on agreements	$ 2,300	¥ 15.3
Totaling price (in Yuan Renminbi) | ¥										¥ 225.0